LVIP SSGA Conservative Index Allocation Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–86.05%
INVESTMENT COMPANIES–86.05%
Equity Funds–22.11%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	334,254	$4,456,268
LVIP SSGA S&P 500 Index Fund	845,502	25,350,695
LVIP SSGA Small-Cap Index Fund	88,839	2,976,027
		32,782,990
Fixed Income Fund–49.86%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	7,097,150	73,916,813
		73,916,813
International Equity Fund–14.08%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,781,896	20,867,787
		20,867,787
Total Affiliated Investments (Cost $102,761,212)		127,567,590

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–14.01%
INVESTMENT COMPANIES–14.01%
Fixed Income Fund–9.98%
Schwab US TIPS ETF	275,801	$14,791,208
		14,791,208
International Equity Fund–4.03%
iShares Core MSCI Emerging Markets ETF	103,906	5,965,243
		5,965,243
Money Market Fund–0.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	5,119	5,119
		5,119
Total Unaffiliated Investments (Cost $18,710,265)		20,761,570

TOTAL INVESTMENTS–100.06% (Cost $121,471,477)	148,329,160
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(83,104)
NET ASSETS APPLICABLE TO 10,363,063 SHARES OUTSTANDING–100.00%	$148,246,056

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Conservative Index Allocation Fund–1

LVIP SSGA Conservative Index Allocation Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-86.05%@
Equity Funds-22.11%@
✧✧LVIP SSGA Mid-Cap Index Fund	$4,196,123	$566,694	$662,363	$50,276	$305,538	$4,456,268	334,254	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	23,796,912	3,066,444	4,640,237	2,009,359	1,118,217	25,350,695	845,502	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,808,037	355,092	403,627	11,707	204,818	2,976,027	88,839	—	—
Fixed Income Fund-49.86%@
✧✧LVIP SSGA Bond Index Fund	70,316,939	7,066,808	6,387,858	(953,261)	3,874,185	73,916,813	7,097,150	—	—
International Equity Fund-14.08%@
✧✧LVIP SSGA International Index Fund	19,894,045	1,404,025	2,704,923	286,326	1,988,314	20,867,787	1,781,896	—	—
Total	$121,012,056	$12,459,063	$14,799,008	$1,404,407	$7,491,072	$127,567,590		$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
LVIP SSGA Conservative Index Allocation Fund–2